Organization and Nature of Business (Details Narrative) - BMNY, Inc [Member]	Apr. 28, 2015 shares
Percentage of shares acquire during period	100.00%
Number of shares issued for exchange	10,000
Number of shares issued for exchange of common share	20,000,000